Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 1,125,226	$ 736,305	$ 27,465	$ 66,677	$ 140	$ 1,955,813